S000057733 [Member] Investment Objectives and Goals - Morningstar Multisector Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Multisector Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through a combination of current income and capital appreciation.